Revenue Recognition - Revenue Disaggregation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total revenue	$ 614,532	$ 323,410	$ 226,277
Online gaming
Disaggregation of Revenue [Line Items]
Total revenue	517,632	308,177	219,131
Gaming software
Disaggregation of Revenue [Line Items]
Total revenue	75,629	0	0
Other
Disaggregation of Revenue [Line Items]
Total revenue	$ 21,271	$ 15,233	$ 7,146